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1933 Act Rule 485(a)(2)
1933 Act File No. 002-73948
1940 Act File No. 811-03258

February 24, 2015

FILED VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	DFA Investment Dimensions Group Inc.
File Nos. 002-73948 and 811-03258

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment Nos. 178/179 (the “Amendment”) to the Registration Statement of DFA Investment Dimensions Group Inc. (the “Registrant”).  The Amendment is being submitted to add one new series of shares, designated as the VA Inflation-Protected Securities Portfolio (the “Portfolio”), to the Registrant.

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the U.S. Securities and Exchange Commission’s staff on the Amendment; and (ii) updating financial and other timely information contained in the prospectus and the statement of additional information relating to the Portfolio.

As noted on the facing sheet, the Amendment relates only to a certain series and class of the Registrant, and the Amendment does not affect the prospectuses and statements of additional information of the Registrant’s other series and class of shares.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or, in my absence, to Brian Crowell, Esquire at (215) 564-8082.

Very truly yours,

/s/Jana L. Cresswell
Jana L. Cresswell

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